PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
	2026	2025
Construction in progress	$379,991,332	$362,667,293
Land	1,704,675	1,704,675
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,397,000
Total property, plant and equipment	$407,648,007	$390,323,968

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2025	2024
Construction in progress	$362,667,293	$324,224,632
Land	1,704,675	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,662,675
Total property, plant and equipment	$390,323,968	$351,702,307